Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Employees	Dec. 31, 2019 GBP (£) Employees		Dec. 31, 2018 GBP (£) Employees
Disclosure of operating segments [line items]
Total income	£ 15,778	£ 14,151		£ 13,600
Credit impairment charges	(3,377)	(1,202)		(643)
Net operating income/(expenses)	12,401	12,949		12,957
Operating expenses	(9,383)	(9,718)		(9,893)
GMP Charge				(140)
Litigation and conduct	(76)	(264)		(1,706)
Total operating expenses	(9,459)	(9,982)		(11,739)
Other net income/(expenses)	133	145		68
Profit/(loss) before tax	3,075	3,112	[1]	1,286	[1]
Total assets	£ 1,059,731	£ 876,672		£ 877,700
Number of employees (full time equivalent) | Employees	20,900	20,500		22,400
Average number of employees (full time equivalent) | Employees	20,145	21,700
Operating segments [member] | Corporate and investment bank [member]
Disclosure of operating segments [line items]
Total income	£ 12,607	£ 10,009		£ 9,741
Credit impairment charges	(1,565)	(157)		152
Net operating income/(expenses)	11,042	9,852		9,893
Operating expenses	(7,125)	(7,267)		(7,459)
GMP Charge				0
Litigation and conduct	(4)	(108)		(68)
Total operating expenses	(7,129)	(7,375)		(7,527)
Other net income/(expenses)	16	113		28
Profit/(loss) before tax	3,929	2,590		2,394
Total assets	£ 990,900	£ 799,600		£ 792,500
Number of employees (full time equivalent) | Employees	7,800	8,100		9,100
Operating segments [member] | Consumer, cards and payments [member]
Disclosure of operating segments [line items]
Total income	£ 3,490	£ 4,462		£ 4,267
Credit impairment charges	(1,720)	(1,016)		(808)
Net operating income/(expenses)	1,770	3,446		3,459
Operating expenses	(2,132)	(2,359)		(2,304)
GMP Charge				0
Litigation and conduct	(44)	(7)		(59)
Total operating expenses	(2,176)	(2,366)		(2,363)
Other net income/(expenses)	114	40		41
Profit/(loss) before tax	(292)	1,120		1,137
Total assets	£ 57,800	£ 65,700		£ 71,600
Number of employees (full time equivalent) | Employees	3,000	3,100		3,300
Head Office [member]
Disclosure of operating segments [line items]
Total income	£ (319)	£ (320)		£ (408)
Credit impairment charges	(92)	(29)		13
Net operating income/(expenses)	(411)	(349)		(395)
Operating expenses	(126)	(92)		(130)
GMP Charge				(140)
Litigation and conduct	(28)	(149)		(1,579)
Total operating expenses	(154)	(241)		(1,849)
Other net income/(expenses)	3	(8)		(1)
Profit/(loss) before tax	(562)	(598)		(2,245)
Total assets	£ 11,000	£ 11,400		£ 13,600
Number of employees (full time equivalent) | Employees	10,100	9,300		10,000

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail.